BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES - Balances with related parties (Details) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Associates
CURRENT ASSETS
Other receivables	$ 118	$ 157
Trade receivables	2
CURRENT LIABILITIES
Trade payables	3	3
La Capital Cable S.A
CURRENT ASSETS
Other receivables	105	49
Teledifusora San Miguel Arcngel S.A.
CURRENT ASSETS
Other receivables	3	30
Ver T.V. S.A.
CURRENT ASSETS
Other receivables	10	78
Trade receivables	2
Televisora Privada del Oeste S.A.
CURRENT LIABILITIES
Trade payables	3	3
Related party
CURRENT ASSETS
Other receivables	32
Trade receivables	163	186
CURRENT LIABILITIES
Trade payables	913	1,200
Other Related parties
CURRENT ASSETS
Other receivables	32
Trade receivables	163	186
CURRENT LIABILITIES
Trade payables	$ 913	$ 1,200